ACQUISITION (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Aug. 17, 2012	Mar. 31, 2014	Mar. 31, 2013
Net tangible assets:
Goodwill		$ 41,412	$ 17,791
iKang Shanghai Jianwei
Acquisition
Percentage of equity interest acquired	100.00%
Cash consideration	1,249
Acquisition-related costs	0
Net tangible assets:
Current assets	39
Non-current assets	463
Deferred tax assets	274
Total	776
Goodwill	396
Deferred tax liability	(26)
Total	473
Total consideration	1,249
Net revenue		1,122	300
Net (loss) income		(773)	(647)
iKang Shanghai Jianwei | Customer relationship
Net tangible assets:
Intangible assets acquired	71
Estimated useful life	5 years 3 months 18 days
iKang Shanghai Jianwei | Operating license
Net tangible assets:
Intangible assets acquired	$ 32
Estimated useful life	1 year 4 months 24 days